Hussman Strategic International Fund

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
HUSSMAN STRATEGIC INTERNATIONAL FUND (the “Fund”) seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
WHAT ARE THE FUND’S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (USD $)	Hussman Strategic International Fund Hussman Strategic International Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.50%
Exchange Fee (as a percentage of amount exchanged, if applicable)	1.50%
Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Hussman Strategic International Fund Hussman Strategic International Fund Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.14%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	2.22%
Fees Deferred	[2]	(0.14%)
Total Annual Fund Operating Expenses After Fee Deferrals		2.08%
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	The investment manager has contractually agreed to defer its fee and/or to absorb or reimburse a portion of the Fund's expenses until at least December 31, 2012 to the extent necessary to limit the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to an amount not exceeding 2.00% annually of the Fund's average daily net assets. Under the terms of this agreement, the investment manager may recover from the Fund fees it has deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to exceed the 2.00% limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account that the investment manager’s contractual arrangement to defer its fee and/or to absorb or reimburse other Fund expenses remains in effect only until December 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hussman Strategic International Fund Hussman Strategic International Fund Shares	211	681	1,177	2,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund is designed for investors who want to participate in foreign stock markets, and also want to reduce their exposure to general market fluctuations in conditions that have historically been unfavorable for foreign stocks. Under normal market conditions, the Fund invests principally in: (i) equity securities of companies that derive a majority of their revenues or profits from, or have a majority of their assets in, a country or countries other than the U.S.; and (ii) shares of exchange traded funds (“ETFs”) and similar investment vehicles that invest principally in the equity securities of such companies. The Fund may invest in all types of equity securities, including common stock, preferred and convertible preferred stocks, warrants and rights. When market conditions are unfavorable in the view of Hussman Strategic Advisors, Inc., the Fund’s investment manager, the Fund may use swaps, index options and index futures to reduce its exposure to general market fluctuations or to market fluctuations within a specific country or geographic region.

The Fund invests principally in equity securities issued by companies in developed countries, but may also invest in emerging markets in developing countries. There are no restrictions as to the market capitalization of companies in which the Fund invests. The Fund may invest in American Depositary Receipts (ADRs) listed on U.S. stock exchanges and depositary receipts listed on foreign stock exchanges. These securities represent ownership interests in the securities of non-U.S. issuers. The Fund may invest up to 30% of its net assets in shares of ETFs and similar investment vehicles that invest in foreign equity securities.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary consideration used in assessing a stock’s valuation is the relationship between its current market price and the present value of expected future cash flows per share. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns. The analysis of market action includes measurements of price behavior and unusual trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The investment manager believes that market return/risk conditions differ significantly across varying market conditions. The two most important dimensions considered are “valuation” and “market action.” In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their actual prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment manager evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to hold a fully invested position in equity securities in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund to market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for reducing or “hedging” market exposure may include entering into swaps, or establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment manager to be correlated with the Fund’s portfolio. The total notional value of the Fund’s hedge positions is not expected to exceed the value of stocks owned by the Fund, so that the most defensive position expected by the Fund will be a “fully hedged” position in which long and short exposures are of equal size.

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund’s portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as ETFs) on such indices. The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when global stock market conditions generally or within a specific country, geographic region or industry sector are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owned by the Fund. These may include foreign stock indices and indices of U.S. stocks such as the Standard and Poor’s 500 Index. The instruments used to hedge foreign stock markets may hedge equity risk with or without hedging currency risk. The Fund has the discretion to enter into foreign currency contracts or currency index futures to hedge against the adverse impact of changes in foreign exchange rates on its investments and transactions in foreign securities. Positions that separately hedge market risk and currency risk are netted as single positions for the purposes of calculating the notional value of the Fund’s hedges. In order to enhance the ability of the Fund to implement hedging strategies during market conditions that are viewed as unfavorable by the investment manager, the Fund may maintain a significant portion of its assets in cash and money market securities as may be needed in connection with its hedging strategies.

Because the MSCI Europe, Australasia, and Far East Index (“MSCI EAFE Index”) is perhaps the most widely recognized index of common stocks in foreign markets, it is believed to be an appropriate broad-based securities market index against which to compare the Fund’s long-term performance. The Fund may invest in securities that are not included in the MSCI EAFE Index, and may vary its exposure to market fluctuations depending on market conditions. As a result, the Fund’s investment returns may differ from the performance of major stock market indices, particularly over the short term, and from the performance of U.S. stock markets.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund’s share price on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The market values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors’ perceptions of the company or the overall stock market and general economic conditions.

Because the Fund invests principally in the securities of foreign companies and U.S. companies that conduct significant activities or have significant assets outside the U.S. (including shares of ETFs and similar investment vehicles that invest principally in the securities of such companies), an investment in the Fund involves greater risks than an investment in a mutual fund that invests principally in the securities of U.S. companies. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, uncertain tax laws, and higher transaction costs in foreign markets. Investments outside the U.S. may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Also, foreign markets can be more volatile than U.S. markets. Trading in foreign securities may take place in various foreign markets on certain days when the Fund is not open for business and does not calculate its share price. As a result, the value of the Fund’s investment portfolio, and thus its share price, may be significantly affected on days when shareholders cannot buy or redeem shares of the Fund.

The success of the Fund’s investment strategy depends largely on the investment manager’s skill in assessing the potential for appreciation in value of the securities in which the Fund invests. Also, because the Fund’s exposure to market fluctuations will vary depending on the investment manager’s assessment of current stock market conditions in various foreign countries and geographic regions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns generally or within individual countries or geographic regions to a greater degree than other funds that do not employ this strategy. This is known as “tracking risk.” For example, if the Fund has taken a defensive investment posture by hedging all or a portion of the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

The techniques used by the investment manager to hedge the Fund’s portfolio are intended to reduce the impact of general market fluctuations on the Fund’s portfolio, but such techniques involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s equity investments and may have an unexpected or undesired result, such as a loss or a reduction in gains. The Fund may experience a loss even when it is “fully hedged,” if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund’s call and put option hedges differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index. The Fund’s hedging positions are intended to provide a hedge against general movements in the foreign stock markets as they might impact the overall portfolio. However, the Fund does not invest solely in the securities included in any index or invest in geographical areas or industry sectors in the same proportion as such areas or sectors may be represented in any index. For this reason, the hedging strategy used by the Fund does not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular geographical areas or industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying such options are unchanged.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

The Fund’s year-to-date return through September 30, 2011 is -0.10%.

During the period shown in the bar chart, the highest return for a quarter was 3.87% during the quarter ended September 30, 2010 and the lowest return for a quarter was -0.60% during the quarter ended March 31, 2010.

Average Annual Total Returns for Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns Hussman Strategic International Fund	One Year	Since Inception	Inception Date
Hussman Strategic International Fund Shares	4.65%	4.65%	Dec 31, 2009
Hussman Strategic International Fund Shares - Return After Taxes on Distributions	4.46%	4.46%	Dec 31, 2009
Hussman Strategic International Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.27%	3.27%	Dec 31, 2009
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.75%	7.75%	Dec 31, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Hussman Investment Trust
CIK	dei_EntityCentralIndexKey	0001110502
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan 3, 2012
Effective Date	dei_DocumentEffectiveDate	Jan 3, 2012
Prospectus Date	rr_ProspectusDate	Jan 3, 2012
Hussman Strategic International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading

Risk/Return Summary

Investment objective:	rr_ObjectiveHeading	WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
Investment objective	rr_ObjectivePrimaryTextBlock	HUSSMAN STRATEGIC INTERNATIONAL FUND (the “Fund”) seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
Fees and expenses of the fund:	rr_ExpenseHeading	WHAT ARE THE FUND’S FEES AND EXPENSES?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Annual fund operating expenses, heading	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account that the investment manager’s contractual arrangement to defer its fee and/or to absorb or reimburse other Fund expenses remains in effect only until December 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who want to participate in foreign stock markets, and also want to reduce their exposure to general market fluctuations in conditions that have historically been unfavorable for foreign stocks. Under normal market conditions, the Fund invests principally in: (i) equity securities of companies that derive a majority of their revenues or profits from, or have a majority of their assets in, a country or countries other than the U.S.; and (ii) shares of exchange traded funds (“ETFs”) and similar investment vehicles that invest principally in the equity securities of such companies. The Fund may invest in all types of equity securities, including common stock, preferred and convertible preferred stocks, warrants and rights. When market conditions are unfavorable in the view of Hussman Strategic Advisors, Inc., the Fund’s investment manager, the Fund may use swaps, index options and index futures to reduce its exposure to general market fluctuations or to market fluctuations within a specific country or geographic region.

The Fund invests principally in equity securities issued by companies in developed countries, but may also invest in emerging markets in developing countries. There are no restrictions as to the market capitalization of companies in which the Fund invests. The Fund may invest in American Depositary Receipts (ADRs) listed on U.S. stock exchanges and depositary receipts listed on foreign stock exchanges. These securities represent ownership interests in the securities of non-U.S. issuers. The Fund may invest up to 30% of its net assets in shares of ETFs and similar investment vehicles that invest in foreign equity securities.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary consideration used in assessing a stock’s valuation is the relationship between its current market price and the present value of expected future cash flows per share. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns. The analysis of market action includes measurements of price behavior and unusual trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The investment manager believes that market return/risk conditions differ significantly across varying market conditions. The two most important dimensions considered are “valuation” and “market action.” In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their actual prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment manager evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to hold a fully invested position in equity securities in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund to market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for reducing or “hedging” market exposure may include entering into swaps, or establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment manager to be correlated with the Fund’s portfolio. The total notional value of the Fund’s hedge positions is not expected to exceed the value of stocks owned by the Fund, so that the most defensive position expected by the Fund will be a “fully hedged” position in which long and short exposures are of equal size.

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund’s portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as ETFs) on such indices. The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when global stock market conditions generally or within a specific country, geographic region or industry sector are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owned by the Fund. These may include foreign stock indices and indices of U.S. stocks such as the Standard and Poor’s 500 Index. The instruments used to hedge foreign stock markets may hedge equity risk with or without hedging currency risk. The Fund has the discretion to enter into foreign currency contracts or currency index futures to hedge against the adverse impact of changes in foreign exchange rates on its investments and transactions in foreign securities. Positions that separately hedge market risk and currency risk are netted as single positions for the purposes of calculating the notional value of the Fund’s hedges. In order to enhance the ability of the Fund to implement hedging strategies during market conditions that are viewed as unfavorable by the investment manager, the Fund may maintain a significant portion of its assets in cash and money market securities as may be needed in connection with its hedging strategies.

Because the MSCI Europe, Australasia, and Far East Index (“MSCI EAFE Index”) is perhaps the most widely recognized index of common stocks in foreign markets, it is believed to be an appropriate broad-based securities market index against which to compare the Fund’s long-term performance. The Fund may invest in securities that are not included in the MSCI EAFE Index, and may vary its exposure to market fluctuations depending on market conditions. As a result, the Fund’s investment returns may differ from the performance of major stock market indices, particularly over the short term, and from the performance of U.S. stock markets.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests principally in: (i) equity securities of companies that derive a majority of their revenues or profits from, or have a majority of their assets in, a country or countries other than the U.S.; and (ii) shares of exchange traded funds ("ETFs") and similar investment vehicles that invest principally in the equity securities of such companies.
Risk, Heading	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund’s share price on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The market values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors’ perceptions of the company or the overall stock market and general economic conditions.

Because the Fund invests principally in the securities of foreign companies and U.S. companies that conduct significant activities or have significant assets outside the U.S. (including shares of ETFs and similar investment vehicles that invest principally in the securities of such companies), an investment in the Fund involves greater risks than an investment in a mutual fund that invests principally in the securities of U.S. companies. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, uncertain tax laws, and higher transaction costs in foreign markets. Investments outside the U.S. may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Also, foreign markets can be more volatile than U.S. markets. Trading in foreign securities may take place in various foreign markets on certain days when the Fund is not open for business and does not calculate its share price. As a result, the value of the Fund’s investment portfolio, and thus its share price, may be significantly affected on days when shareholders cannot buy or redeem shares of the Fund.

The success of the Fund’s investment strategy depends largely on the investment manager’s skill in assessing the potential for appreciation in value of the securities in which the Fund invests. Also, because the Fund’s exposure to market fluctuations will vary depending on the investment manager’s assessment of current stock market conditions in various foreign countries and geographic regions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns generally or within individual countries or geographic regions to a greater degree than other funds that do not employ this strategy. This is known as “tracking risk.” For example, if the Fund has taken a defensive investment posture by hedging all or a portion of the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

The techniques used by the investment manager to hedge the Fund’s portfolio are intended to reduce the impact of general market fluctuations on the Fund’s portfolio, but such techniques involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s equity investments and may have an unexpected or undesired result, such as a loss or a reduction in gains. The Fund may experience a loss even when it is “fully hedged,” if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund’s call and put option hedges differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index. The Fund’s hedging positions are intended to provide a hedge against general movements in the foreign stock markets as they might impact the overall portfolio. However, the Fund does not invest solely in the securities included in any index or invest in geographical areas or industry sectors in the same proportion as such areas or sectors may be represented in any index. For this reason, the hedging strategy used by the Fund does not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular geographical areas or industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying such options are unchanged.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund's performance for each full calendar year over the lifetime of the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-HUSSMAN (1-800-487-7626)
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.hussmanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through September 30, 2011 is -0.10%.

During the period shown in the bar chart, the highest return for a quarter was 3.87% during the quarter ended September 30, 2010 and the lowest return for a quarter was -0.60% during the quarter ended March 31, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	(0.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.60%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Hussman Strategic International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Hussman Strategic International Fund | Hussman Strategic International Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSIEX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee (as a percentage of amount exchanged, if applicable)	rr_ExchangeFeeOverRedemption	1.50%
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[1]
Fees Deferred	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Deferrals	rr_NetExpensesOverAssets	2.08%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	211
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	681
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,177
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,543
2010	rr_AnnualReturn2010	4.65%
One Year	rr_AverageAnnualReturnYear01	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Hussman Strategic International Fund | Hussman Strategic International Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Hussman Strategic International Fund | Hussman Strategic International Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	The investment manager has contractually agreed to defer its fee and/or to absorb or reimburse a portion of the Fund's expenses until at least December 31, 2012 to the extent necessary to limit the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to an amount not exceeding 2.00% annually of the Fund's average daily net assets. Under the terms of this agreement, the investment manager may recover from the Fund fees it has deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to exceed the 2.00% limit.